Related party transactions and balances (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due from Parent	$ 29,061,318	¥ 207,114,202
Amount due to Parent			17,379,014
Joyous Dragon [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Due to a related party	$ 153,333	¥ 1,092,774	¥ 1,086,011